Real Estate (Summary Of The Discontinued Operations Related To Bedford Business Park) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total revenue	$ 576,199	$ 571,481	$ 510,033	$ 477,826	$ 478,047	$ 464,220	$ 466,197	$ 438,722	$ 2,135,539	$ 1,847,186	$ 1,722,792
Expenses
Depreciation and amortization									552,589	437,692	421,519
Total expenses									1,445,466	1,198,682	1,109,403
Operating Income (Loss)									690,073	648,504	613,389
Other Expenses
Interest expense									446,880	410,970	391,533
Income from discontinued operations attributable to Boston Properties Limited Partnership									141,365	48,251	10,876
Gain on sale of real estate from discontinued operations attributable to Boston Properties Limited Partnership									115,459	38,445	0
Gain on forgiveness of debt from discontinued operations									20,736	0	0
Impairment loss from discontinued operations									(2,852)	0	0
10 & 20 Burlington Mall Road, One Preserve Parkway, 1301 New York Avenue, 303 Almaden Blvd, Montvale Center and Bedford Business Park [Member] [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total revenue									20,138	32,607	36,734
Expenses
Operating									6,996	12,038	13,818
Depreciation and amortization									4,760	8,169	9,442
Total expenses									11,756	20,207	23,260
Operating Income (Loss)									8,382	12,400	13,474
Other Expenses
Interest expense									360	2,594	2,598
Income from discontinued operations attributable to Boston Properties Limited Partnership									8,022	9,806	10,876
Gain on sale of real estate from discontinued operations attributable to Boston Properties Limited Partnership									115,459	38,445	0
Gain on forgiveness of debt from discontinued operations									20,736	0	0
Impairment loss from discontinued operations									$ (2,852)	$ 0	$ 0